INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ 7,462		$ 7,376	$ 1,970
Federal statutory rate	35.00%	35.00%	35.00%	35.00%
Tax benefit at federal statutory tax rate	$ 2,612		$ 2,582	$ 690
Losses and other items for which a valuation allowance was provided or benefit from loss carry forward	$ (2,612)		$ (2,582)	$ (690)